Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Income Statements
Sales of products	$ 27,816	$ 29,477	$ 33,279
Sales of services and software	6,012	6,004	6,551
Total revenues	33,828	35,481	39,830
Cost of sales of products	(20,431)	(21,694)	(24,506)
Cost of services and software	(3,650)	(3,653)	(4,109)
Total cost of sales	(24,081)	(25,347)	(28,615)
Gross profit	9,747	10,134	11,215
Selling, general and administrative expenses	(5,349)	(5,574)	(6,067)
Non-order related research and development expenses	(1,300)	(1,406)	(1,499)
Other income (expense), net	(111)	(105)	529
Income from operations	2,987	3,049	4,178
Interest and dividend income	73	77	80
Interest and other finance expense	(261)	(286)	(362)
Income from continuing operations before taxes	2,799	2,840	3,896
Provision for taxes	(781)	(788)	(1,202)
Income from continuing operations, net of tax	2,018	2,052	2,694
Income from discontinued operations, net of tax	16	3	24
Net income	2,034	2,055	2,718
Net income attributable to noncontrolling interests	(135)	(122)	(124)
Net income attributable to ABB	1,899	1,933	2,594
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,883	1,930	2,570
Net income	$ 1,899	$ 1,933	$ 2,594
Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	$ 0.88	$ 0.87	$ 1.12
Net income (in dollars per share)	0.88	0.87	1.13
Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax (in dollars per share)	0.87	0.87	1.12
Net income (in dollars per share)	$ 0.88	$ 0.87	$ 1.13
Weighted-average number of shares outstanding (in millions) used to compute:
Basic earnings per share attributable to ABB shareholders (in shares)	2,151	2,226	2,288
Diluted earnings per share attributable to ABB shareholders (in shares)	2,154	2,230	2,295